PERSONNEL, SOCIAL CHARGES AND BENEFITS	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
PERSONNEL, SOCIAL CHARGES AND BENEFITS
16.a. Accounting policy
Salaries, remunerations and profit sharing are negotiated in collective bargaining agreements, with the corresponding social charges and contributions added by the accrual basis. The profit-sharing program for employees is based on the Company's operating and financial goals, and a provision is recognized when the assumptions for its accounting are satisfied.
Personnel costs and expenses, social charges and benefits are recorded as cost of services provided, commercial expenses or general and administrative expenses (Note 26).
16.b. Breakdown

	12.31.2024	12.31.2023
Social charges and benefits	614,595	564,001
Profit sharing	514,902	513,862
Share-based payment plans (Note 30.)	126,019	154,689
Salaries and wages	46,747	31,897
Other	11,650	20,885
Total	1,313,913	1,285,334

Current	1,238,452	1,204,183
Non-current	75,461	81,151